FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		March 31,
Description	Level	2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$2,070,267,288	$2,070,086,006

Liabilities:
Warrant liability – Public Warrants	1	461,610,000	62,928,000
Warrant liability – Private Placement Warrants	3	533,482,500	79,272,500
Conversion option liability	3	17,174,038	—

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$2,070,086,006

Liabilities:
Warrant Liability – Public Warrants	1	$62,928,000
Warrant Liability – Private Placement Warrants	3	$79,272,500

Schedule of significant inputs

	March 31,	December 31,
	2021	2020
Exercise price	$11.50	$11.50
Stock price	$23.18	$10.01
Volatility	40%	30%
Probability of completing a Business Combination	90%	80%
Term	5.23	5.33
Risk-free rate	0.97%	0.50%
Dividend yield	0.0%	0.0%

As of issuance and December 31, 2020, the estimated fair value of Warrant Liability — Private Placement Warrants were determined using a Black-Scholes valuation and based on the following significant inputs:

	At	As of December 31,
	issuance	2020
Exercise price	$11.50	$11.50
Stock price	$9.80	$10.01
Volatility	19.8%	30%
Probability of completing a Business Combination	80.0%	80%
Term	5.33	5.33
Risk-free rate	0.34%	0.50%
Dividend yield	0.0%	0.0%

Schedule of changes in the fair value of warrant liabilities

Private Placement
Warrants
January 1, 2021	$79,272,500
Change in fair value	454,210,000
Fair value as of March 31, 2021	533,482,500

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of April 30, 2020 (inception)	$—	$—	$—
Initial measurement on July 30, 2020	42,850,000	40,572,000	83,422,000
Change in valuation inputs or other assumptions	36,422,500	22,356,000	58,778,500
Fair value as of December 31, 2020	$79,272,500	$62,928,000	$142,200,500